Note 10 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 23, 2022 USD ($) $ / shares shares	Nov. 30, 2022 CAD ($) $ / shares shares		Nov. 30, 2021 CAD ($) $ / shares shares		Dec. 10, 2021 USD ($)
Statement Line Items [Line Items]
Percentage of shares issued reserved for issuance for options granted		10.00%
Increase (decrease) in number of shares outstanding through exercise of options (in shares) | shares		691,501		1,154,918
Weighted average share price (in CAD per share) | $ / shares		$ 2.25		$ 2.02
Number of share options exercised in share-based payment arrangement		705,520	[1]	1,197,850	[2]
Increase (decrease) in number of shares outstanding through exercise of options on net exercise basis (in shares) | shares		5,981		37,068
Number of share options exercised on net exercise basis in share-based payment arrangement (in shares) | shares		20,000		80,000
Share options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants		$ 2,254		$ 1,744
Restricted share rights [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants		$ 131		$ 116
Number of other equity instruments granted in share-based payment arrangement		239,490		50,000
Restricted share rights [member] | U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Maximum number of shares to be granted in share-based payment arrangement (in shares) | shares	1,000,000
Restricted shares [member] | U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	635,000
Number of other equity instruments issued in exchange for other shares (in shares) | shares	585,000
Percentage of other equity instruments, tranche one	15.00%
Other equity instrument restrictions, equity financing, aggregate amount	$ 15,000,000
Percentage of other equity instruments, tranche two	15.00%
Other equity instrument restrictions, minimum value of business	$ 100,000,000
Percentage of other equity instruments, tranche three	15.00%
Percentage of other equity instruments, tranche four	15.00%
Other equity instrument restrictions, minimum meters of drilling performed	10,000
Percentage of other equity instruments, tranche five	15.00%
Other equity instrument restrictions, price per share required after four years of grant date (in dollars per share) | $ / shares	$ 15.00
Percentage of other equity instruments, tranche six	15.00%
Other equity instrument restrictions, market capitalization requirement	$ 250,000,000
Percentage of other equity instruments, tranche seven	10.00%
Other equity instrument restrictions, price per share required after six years of grant date (in dollars per share) | $ / shares	$ 25.00
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 7
Top of range [member]
Statement Line Items [Line Items]
Maximum term of options granted for share-based payment arrangement (Year)		5 years
ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount						$ 50,000,000
Issue of equity, number of shares (in shares) | shares		12,653,643
Proceeds from issuing shares		$ 18,452
Payments for share issue costs		$ 460

[1]	During the year ended November 30, 2022, the Company issued 691,501 common shares at weighted average trading prices of $2.25. The common shares were issued pursuant to the exercise of 705,520 share options, of which 5,981 common shares were issued pursuant to the exercise of 20,000 share options on a net exercise basis.
[2]	During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.